Income Taxes (Tax Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Tax Credit Carryforward [Line Items]
Insurance and employee benefits	$ 1,205	$ 1,154
Other asset basis differences	829	1,013
Other liability basis differences	2,153	1,482
Tax loss carryforwards	622	583
Tax credit carryforwards	1,021	1,050
Valuation allowances	616	605
Future Income Tax Benefits	5,214	4,677
Deferred Tax Liabilities Intangible Assets	4,293	4,462
Other Asset Basis Differences	2,904	2,159
Other items, net	143	123
Future Income Taxes Payable	7,340	$ 6,744
Tax Credit Carryforwards	1,021
Tax Loss Carryforwards	3,184
Expiration Period Current To Five Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	59
Tax Loss Carryforwards	393
Expiration Period Six To Ten Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	27
Tax Loss Carryforwards	179
Expiration Period Eleven To Twenty Years [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	336
Tax Loss Carryforwards	394
Expiration Period Indefinite [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforwards	599
Tax Loss Carryforwards	$ 2,218